Significant transactions (Tables)	12 Months Ended
Oct. 31, 2018
Private bancorp inc [member]
Detailed Information of Business Acquisition

The following summarizes the total purchase consideration of $6.6 billion as of the acquisition date, including the impact of final settlement of obligation to dissenting shareholders in the first quarter of 2018:

$ millions, as at June 23, 2017
Issuance of CIBC common shares (1)	$3,443
Cash (2)	2,770
Estimated obligation payable to dissenting shareholders (3)	327
Issuance of replacement equity-settled awards (4)	72
Total purchase consideration estimated in 2017	$6,612
Adjustment to purchase consideration in 2018 (3)	$29
Total final purchase consideration	$6,641

(1)	32,137,402 CIBC common shares were issued at a price of US$80.95 per share to satisfy the equity component of the merger consideration of 0.4176 of a CIBC common share per PrivateBancorp share.
(2)	US$2.1 billion in cash was transferred to satisfy the cash component of the merger consideration of US$27.20 per PrivateBancorp share.
(3)

Former PrivateBancorp shareholders who validly exercised their dissent and appraisal rights under Delaware law did not receive the merger consideration and instead filed petitions against PrivateBancorp seeking a payment equal to the “fair value” of their PrivateBancorp shares as determined by a Delaware court following an appraisal proceeding. In such a proceeding, a Delaware court may require a purchaser to pay to the dissenting shareholders an amount more or less than, or the same as, the merger consideration. As at June 23, 2017, CIBC estimated the fair value of the obligation payable to dissenting shareholders using the final transaction value of US$61.00 per PrivateBancorp share. In November 2017, CIBC and the petitioners entered into an agreement to settle the dispute, subject to the court’s entry of an order dismissing the consolidated petition. This matter was settled in November 2017 through a combination of $162 million cash and $194 million CIBC common shares, and resulted in an increase in goodwill of $29 million.

(4)

Equity-settled share-based awards issued to employees of PrivateBancorp and The PrivateBank consisted of 190,789 replacement restricted shares and 988,544 replacement stock options with a fair value of US$54 million relating to the portion of these awards attributable to pre-acquisition service. The fair values of the restricted shares and the stock options were estimated based on the final transaction value of US$61.00 per PrivateBancorp share.

Disclosure of Preliminary Fair Values of Identifiable Assets Acquired and Liabilities Assumed at the Acquisition Date

The following summarizes the fair values of identifiable assets acquired and liabilities assumed at the acquisition date that were reflected in 2017, updated for the impact of final settlement of obligation to dissenting shareholders in the first quarter of 2018:

$ millions, as at June 23, 2017
Fair values of assets acquired
Cash and non-interest-bearing deposits with banks	$280
Interest-bearing deposits with banks	441
AFS and HTM securities	5,577
Loans (1)	20,642
Other assets	33
Intangible assets (2)	370
Total fair value of identifiable assets acquired	27,343
Fair values of liabilities assumed
Deposits	24,059
Other liabilities	496
Total fair value of identifiable liabilities assumed	24,555
Fair value of identifiable net assets acquired	2,788
Goodwill	3,853
Total purchase consideration	$6,641

(1)

The fair value for loans reflects estimates of incurred and expected future credit losses at the acquisition date and interest rate premiums or discounts relative to prevailing market rates. The gross principal amount is $20.9 billion.

(2)

Intangible assets include core deposits, customer relationships, and software. Core deposit and customer relationship intangibles arising from the acquisition are amortized on a straight-line basis over estimated useful lives, which range from 3-10 years.

Geneva Advisors [member]
Disclosure of Preliminary Fair Values of Identifiable Assets Acquired and Liabilities Assumed at the Acquisition Date

The following summarizes the fair values of identifiable assets acquired and liabilities assumed at the acquisition date:

$ millions, as at August 31, 2017
Cash	$12
Other assets	2
Intangible assets (1)	102
Other liabilities	(12)
Fair value of identifiable net assets acquired	104
Goodwill (2)	120
Total purchase consideration	$224

(1)

Intangible assets include customer relationships and contract-based intangibles. The customer relationship intangible asset arising from the acquisition is amortized on a straight-line basis over an estimated useful life of 7 years. Contract-based intangibles arising from the acquisition are amortized on a straight-line basis over estimated useful lives, which range from 5 to 9 years.

(2)	Goodwill is expected to be deductible for tax purposes.